Fair Value Measurements - (Other Financial Instruments) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Stock Options [Member]	Mar. 31, 2013 Fair Value [Member]	Dec. 31, 2012 Fair Value [Member]	Dec. 31, 2011 Fair Value [Member]	Mar. 31, 2013 Book Value [Member]	Dec. 31, 2012 Book Value [Member]	Dec. 31, 2011 Book Value [Member]	Mar. 31, 2013 Senior Notes [Member] 9.75% Senior Notes [Member]	Dec. 31, 2012 Senior Notes [Member] 9.75% Senior Notes [Member]	Mar. 31, 2012 Senior Notes [Member] 9.75% Senior Notes [Member]	Dec. 31, 2011 Senior Notes [Member] 9.75% Senior Notes [Member]	Dec. 31, 2010 Senior Notes [Member] 9.75% Senior Notes [Member]	Feb. 14, 2007 Senior Notes [Member] 9.75% Senior Notes [Member]	Dec. 31, 2012 Senior Notes [Member] 9.75% Senior Notes [Member] Fair Value [Member]	Dec. 31, 2011 Senior Notes [Member] 9.75% Senior Notes [Member] Fair Value [Member]	Mar. 31, 2013 Senior Notes [Member] 9½% Senior Notes [Member]	Mar. 20, 2013 Senior Notes [Member] 9½% Senior Notes [Member]	Mar. 31, 2013 Senior Notes [Member] 9½% Senior Notes [Member] Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gross realized gains, sale proceeds	$ 0.2
Interest rate of senior notes								9.75%	9.75%	9.75%	9.75%	9.75%	9.75%			9.50%	9.50%
Notes Payable, Fair Value Disclosure		$ 251.3	$ 274.6	$ 273.0	$ 250.0	$ 275.0	$ 275.1							$ 274.6	$ 272.9			$ 251.3